Rule 497(e)

Registration No. 333-14729

[CHAPMAN AND CUTLER LLP LETTERHEAD]

December 18, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Multistate Trust II
(Registration No. 333-14729 and 811-07755)

Ladies and Gentlemen:

On behalf of Nuveen Multistate Trust II (the “Registrant”) and its series, Nuveen California High Yield Municipal Bond Fund, Nuveen California Municipal Bond Fund, Nuveen Connecticut Municipal Bond Fund, Nuveen Massachusetts Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund and Nuveen New York Municipal Bond Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format information that mirrors the information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on November 26, 2013.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures